EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) $ in Millions			12 Months Ended
	Jun. 30, 2022	Jun. 03, 2021	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2051	Dec. 17, 2024 USD ($)	Dec. 21, 2023 USD ($)	Dec. 20, 2022 USD ($)
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests			$ 41	$ 103	$ 236
Non-controlling interests			2,063	2,107
Current assets			29,382	33,240
Non-current assets			60,003	60,677
Total assets			89,385	93,917
Current liabilities			21,825	21,769
Non-current liabilities			16,274	16,080
Income (loss) from continuing operations			1,380	1,022	9,538
Total comprehensive income (loss)			(3,100)	2,296	7,703
Net cash provided by / (used in) operating activities			4,852	7,645	10,203
Net cash provided by / (used in) investing activities			(4,987)	(5,848)	(4,483)
Net cash provided by / (used in) financing activities			(680)	(3,666)	(477)
Impact of currency movements on cash			(471)	255	(158)
Cash and cash equivalents:
At the beginning of the year			7,686	9,300	4,215
At the end of the year			6,400	7,686	9,300
Dividend to non-controlling interests			(187)	(162)	(331)
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests			41	103	236
Non-controlling interests			$ 2,063	$ 2,107
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			30.78%	30.78%
Net income attributable to non-controlling interests			$ (98)	$ (67)	55
Non-controlling interests			19	115
Current assets			858	1,058
Non-current assets			426	464
Total assets			1,284	1,522
Current liabilities			812	876
Non-current liabilities			410	273
Total net assets			62	373
Revenue			2,104	2,256	2,516
Income (loss) from continuing operations			(317)	(217)	177
Total comprehensive income (loss)			(317)	(216)	178
Net cash provided by / (used in) operating activities			19	52	22
Net cash provided by / (used in) investing activities			(64)	(93)	(69)
Net cash provided by / (used in) financing activities			35	27	5
Impact of currency movements on cash			(1)	(9)	(4)
Cash and cash equivalents:
At the beginning of the year			134	157	203
At the end of the year			123	134	157
Dividend to non-controlling interests			$ 0	$ 0	0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			67.57%	67.57%
Net income attributable to non-controlling interests			$ 8	$ 3	5
Non-controlling interests			$ 111	115
Proportion of ownership interest in subsidiary (in percent)			32.43%
Current assets			$ 337	318
Non-current assets			117	113
Total assets			454	431
Current liabilities			273	251
Non-current liabilities			20	17
Total net assets			161	163
Revenue			530	471	471
Income (loss) from continuing operations			12	4	9
Total comprehensive income (loss)			9	13	15
Net cash provided by / (used in) operating activities			20	16	30
Net cash provided by / (used in) investing activities			(16)	(20)	(14)
Net cash provided by / (used in) financing activities			(9)	(13)	(15)
Impact of currency movements on cash			(2)	5	(11)
Cash and cash equivalents:
At the beginning of the year			77	89	99
At the end of the year			70	77	89
Dividend to non-controlling interests			$ (7)	$ (4)	(10)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		64.86%	64.86%
AMKR
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			4.87%	4.87%
Net income attributable to non-controlling interests			$ (11)	$ (15)	(68)
Non-controlling interests			41	55
Current assets			576	561
Non-current assets			1,157	1,230
Total assets			1,733	1,791
Current liabilities			872	638
Non-current liabilities			176	168
Total net assets			685	985
Revenue			1,606	1,144	1,435
Income (loss) from continuing operations			(221)	(328)	(1,429)
Total comprehensive income (loss)			(209)	(336)	(1,386)
Net cash provided by / (used in) operating activities			150	49	77
Net cash provided by / (used in) investing activities			(102)	(112)	(73)
Net cash provided by / (used in) financing activities			(49)	52	(20)
Impact of currency movements on cash			(1)	(1)	(6)
Cash and cash equivalents:
At the beginning of the year			14	26	48
At the end of the year			12	14	26
Dividend to non-controlling interests			$ 0	$ 0	0
Belgo Bekaert Arames ("BBA")
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			45.00%	45.00%
Net income attributable to non-controlling interests			$ 56	$ 55	60
Non-controlling interests			186	225
Current assets			246	293
Non-current assets			183	232
Total assets			429	525
Current liabilities			87	94
Non-current liabilities			14	15
Total net assets			328	416
Revenue			818	915	1,032
Income (loss) from continuing operations			122	128	141
Total comprehensive income (loss)			118	127	140
Net cash provided by / (used in) operating activities			126	209	202
Net cash provided by / (used in) investing activities			(7)	(66)	(59)
Net cash provided by / (used in) financing activities			(117)	(148)	(156)
Impact of currency movements on cash			(4)	1	0
Cash and cash equivalents:
At the beginning of the year			14	18	31
At the end of the year			12	14	18
Dividend to non-controlling interests			$ (49)	$ (62)	(71)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			0.00%	0.00%
Net income attributable to non-controlling interests			$ 0	$ 0	0
Non-controlling interests			532	532
Current assets			199	166
Non-current assets			990	990
Total assets			1,189	1,156
Current liabilities			55	58
Non-current liabilities			175	200
Total net assets			959	898
Revenue			0	0	0
Income (loss) from continuing operations			62	(51)	(55)
Total comprehensive income (loss)			62	(51)	(55)
Net cash provided by / (used in) operating activities			37	33	17
Net cash provided by / (used in) investing activities			(36)	509	(11)
Net cash provided by / (used in) financing activities			(1)	(535)	(6)
Impact of currency movements on cash			0	0	0
Cash and cash equivalents:
At the beginning of the year			7	0	0
At the end of the year			7	7	0
Dividend to non-controlling interests			$ 0	$ 0	0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			15.00%	15.00%
Net income attributable to non-controlling interests			$ 109	$ 149	183
Non-controlling interests			543	561
Current assets			1,517	1,860
Non-current assets			3,252	3,108
Total assets			4,769	4,968
Current liabilities			499	530
Non-current liabilities			479	504
Total net assets			3,791	3,934
Revenue			2,921	3,216	3,467
Income (loss) from continuing operations			710	943	1,171
Total comprehensive income (loss)			720	935	1,273
Net cash provided by / (used in) operating activities			1,055	997	1,159
Net cash provided by / (used in) investing activities			(81)	(553)	432
Net cash provided by / (used in) financing activities			(872)	(538)	(1,601)
Impact of currency movements on cash			0	0	0
Cash and cash equivalents:
At the beginning of the year			112	206	216
At the end of the year			214	112	206
Dividend to non-controlling interests			$ (128)	$ (79)	(237)
Finocas
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			50.00%	50.00%
Net income attributable to non-controlling interests			$ 2	$ 1	0
Non-controlling interests			$ 297	135
Proportion of ownership interest in subsidiary (in percent)			50.00%
Current assets			$ 390	52
Non-current assets			205	218
Total assets			595	270
Current liabilities			2	3
Non-current liabilities			0	0
Total net assets			593	267
Revenue			8	0	0
Income (loss) from continuing operations			4	2	0
Total comprehensive income (loss)			4	2	0
Net cash provided by / (used in) operating activities			5	1	0
Net cash provided by / (used in) investing activities			(350)	(1)	(39)
Net cash provided by / (used in) financing activities			344	0	39
Impact of currency movements on cash			1	0	0
Cash and cash equivalents:
At the beginning of the year			0	0	0
At the end of the year			0	0	0
Dividend to non-controlling interests			$ 0	$ 0	0
Finocas | Forecast
Disclosure of subsidiaries [line items]
Right to acquire equity portion obtained						0.50
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			62.86%	62.86%
Net income attributable to non-controlling interests			$ 5	$ 3	1
Non-controlling interests			143	150
Current assets			199	205
Non-current assets			32	39
Total assets			231	244
Current liabilities			0	0
Non-current liabilities			0	0
Total net assets			231	244
Revenue			0	0	0
Income (loss) from continuing operations			8	5	2
Total comprehensive income (loss)			8	5	2
Net cash provided by / (used in) operating activities			6	10	6
Net cash provided by / (used in) investing activities			(1)	(7)	6
Net cash provided by / (used in) financing activities			(6)	(3)	(3)
Impact of currency movements on cash			(6)	2	(5)
Cash and cash equivalents:
At the beginning of the year			95	93	89
At the end of the year			88	95	93
Dividend to non-controlling interests			$ (3)	$ (2)	(2)
AML
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			15.00%	15.00%
Net income attributable to non-controlling interests			$ (18)	$ (11)	0
Non-controlling interests			(156)	(169)
Fully settled capital increase							$ 200	$ 100	$ 300
Fully settled capital increase on behalf of non-controlling interests							$ 30	$ 15	$ 45
Current assets			253	186
Non-current assets			1,518	919
Total assets			1,771	1,105
Current liabilities			1,143	546
Non-current liabilities			1,500	1,512
Total net assets			(872)	(953)
Revenue			188	248	303
Income (loss) from continuing operations			(118)	(85)	4
Total comprehensive income (loss)			(118)	(85)	4
Net cash provided by / (used in) operating activities			16	90	154
Net cash provided by / (used in) investing activities			(579)	(314)	(452)
Net cash provided by / (used in) financing activities			560	225	300
Impact of currency movements on cash			0	0	0
Cash and cash equivalents:
At the beginning of the year			5	4	2
At the end of the year			2	5	4
Dividend to non-controlling interests			$ 0	$ 0	0
ArcelorMittal Texas HBI
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)			20.00%	20.00%
Net income attributable to non-controlling interests			$ (17)	$ (8)	(9)
Non-controlling interests			199	216
Proportion of ownership interest in subsidiary (in percent)	80.00%
Current assets			404	361
Non-current assets			713	812
Total assets			1,117	1,173
Current liabilities			97	68
Non-current liabilities			24	25
Total net assets			996	1,080
Revenue			599	732	462
Income (loss) from continuing operations			(88)	(40)	(43)
Total comprehensive income (loss)			(85)	(43)	(43)
Net cash provided by / (used in) operating activities			87	125	125
Net cash provided by / (used in) investing activities			(19)	(122)	(133)
Net cash provided by / (used in) financing activities			0	(6)	0
Impact of currency movements on cash			0	0	0
Cash and cash equivalents:
At the beginning of the year			1	4	12
At the end of the year			69	1	4
Dividend to non-controlling interests			0	(1)	0
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests			5	(7)	$ 9
Non-controlling interests			$ 148	$ 172
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)		50.00%	50.00%